Convertible Preferred Stock - Issued and Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares issued (in shares)		304,792,000
Shares outstanding (in shares)	0	304,791,824	183,686,531
Carrying amount	$ 0	$ 7,666	$ 6,474
Series A
Temporary Equity [Line Items]
Shares issued (in shares)		31,720,000
Shares outstanding (in shares)		31,720,000
Carrying amount		$ 17
Series B
Temporary Equity [Line Items]
Shares issued (in shares)		18,313,000
Shares outstanding (in shares)		18,313,000
Carrying amount		$ 41
Series C
Temporary Equity [Line Items]
Shares issued (in shares)		23,467,000
Shares outstanding (in shares)		23,467,000
Carrying amount		$ 155
Series D-1
Temporary Equity [Line Items]
Shares issued (in shares)		9,864,000
Shares outstanding (in shares)		9,864,000
Carrying amount		$ 199
Series D-2
Temporary Equity [Line Items]
Shares issued (in shares)		7,750,000
Shares outstanding (in shares)		7,750,000
Carrying amount		$ 156
Series E
Temporary Equity [Line Items]
Shares issued (in shares)		10,900,000
Shares outstanding (in shares)		10,900,000
Carrying amount		$ 433
Series F
Temporary Equity [Line Items]
Shares issued (in shares)		11,368,000
Shares outstanding (in shares)		11,368,000
Carrying amount		$ 676
Series G
Temporary Equity [Line Items]
Shares issued (in shares)		27,358,000
Shares outstanding (in shares)		27,358,000
Carrying amount		$ 1,730
Series G-1
Temporary Equity [Line Items]
Shares issued (in shares)		26,288,000
Shares outstanding (in shares)		26,288,000
Carrying amount		$ 2,681
Series H-1
Temporary Equity [Line Items]
Shares issued (in shares)		135,324,000
Shares outstanding (in shares)		135,324,000
Carrying amount		$ 1,353
Acquisition
Temporary Equity [Line Items]
Shares issued (in shares)		2,438,000
Shares outstanding (in shares)		2,438,000
Carrying amount		$ 224
Junior
Temporary Equity [Line Items]
Shares issued (in shares)		1,000
Shares outstanding (in shares)		1,000
Carrying amount		$ 1